Salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee benefits [Abstract]
Wages and salaries	$ 16,191	$ 16,132	$ 15,500
Payroll Taxes	2,629	2,244	2,264
Personnel benefits	5,442	3,090	8,613
Share-based payments	3,391	3,730	4,058
Total	$ 27,653	$ 25,196	$ 30,435